PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,432	$ 15,269
Property and equipment, accumulated depreciation	11,131	9,854
Property and equipment, net	5,301	5,415
Depreciation expense	954	983	$ 1,184
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,629	6,574
Property and equipment, accumulated depreciation	3,742	3,490
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,725	2,566
Property and equipment, accumulated depreciation	2,745	2,045
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,664	1,734
Property and equipment, accumulated depreciation	959	852
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	526	419
Property and equipment, accumulated depreciation	382	355
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,166	3,455
Property and equipment, accumulated depreciation	2,784	2,791
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	722	521
Property and equipment, accumulated depreciation	$ 519	$ 321